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VANGUARD MONEY MARKET FUNDS
VANGUARD TREASURY FUND
VANGUARD ADMIRAL FUNDS/(R)/
VANGUARD CALIFORNIA TAX-FREE FUNDS
VANGUARD FLORIDA TAX-FREE FUND
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
VANGUARD NEW JERSEY TAX-FREE FUNDS
VANGUARD NEW YORK TAX-FREE FUNDS
VANGUARD OHIO TAX-FREE FUNDS
VANGUARD PENNSYLVANIA TAX-FREE FUNDS
VANGUARD MUNICIPAL BOND FUNDS
VANGUARD VARIABLE INSURANCE FUNDS



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION


STATEMENT OF ADDITIONAL INFORMATION TEXT CHANGES
In the Management of the Funds section, the paragraph under the heading "Online Disclosure of Complete Portfolio Holdings" is replaced with the following:

Each of the Vanguard funds, excluding Vanguard money market funds and Vanguard Market Neutral Fund, generally will seek to disclose the fund's complete portfolio holdings as of the most recent calendar quarter-end online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, 30 calendar days after the end of the calendar quarter. Vanguard Market Neutral Fund generally will seek to disclose its complete portfolio holdings as of the most recent calendar quarter-end online at www.vanguard.com in the "Portfolio" section of its Portfolio & Management page, 60 calendar days after the end of the calendar quarter. Each of the Vanguard money market funds generally will seek to disclose the fund's complete portfolio holdings as of the most recent calendar month-end online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, approximately 2 business days after the end of the calendar month. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard's Portfolio Review Department will review complete portfolio holdings before online disclosure is made and, after consultation with a Vanguard fund's investment advisor, may withhold any portion of the fund's complete portfolio holdings from online disclosure when deemed to be in the best interests of the fund.










(C) 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      SAIPH 082009